SUPPLEMENTAL FINANCIAL INFORMATION - Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 58.9	$ 60.1	$ 61.6
Income taxes, net of refunds	106.1	129.9	108.8
Foreign Currency
Foreign currency translation adjustment	$ 1.6	$ 6.1	$ 8.7